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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21123

AGILEX Funds

(Exact name of registrant as specified in charter)

200 East Broward Blvd.
Suite 920
Fort Lauderdale, FL 33301

(Address of principal executive offices)          (Zip code)

CITCO Mutual Fund Services, Inc.
83 General Warren Blvd., Suite 200
Malvern, PA 19355

(Name and address of agent for service)

Registrant's telephone number, including area code: 1-800-356-5740

Date of fiscal year end: 12/31/2005

Date of reporting period:  9/30/2005

Item 1. Schedule of Investments.

AGILEX FUNDS
Principal Protected 500 Series I: Schedule of Investments
September 30, 2005 (unaudited)
	Face
	Amount	Value
Fixed Income Security - 92.42%
U.S. Treasury Security - 92.42%
U.S. Treasury Strips
0.00%, due 05/15/10
(Cost $1,233,033)	1,445,500	$1,198,518

	Number of Contracts
Options - 11.00%
Call Option - 6.43%
S&P 500 Composite Stock Index
December 2006, strike price @$1,125
(Cost $90,865)	5	83,425

Put Option - 4.57%
S&P 500 Composite Stock Index
December 2005, strike price @$1,350
(Cost $64,015)	5	59,250

Total Options		142,675
(Cost $154,880)

Total Investments - 103.42%		1,341,193
(Cost $1,387,913)

Liabilities in Excess of
other Assets - (3.42%)		(44,340)
TOTAL NET ASSETS — 100%		$1,296,853

Footnotes

The following information for the Funds is presented on an income tax basis as of September 30, 2005:

	Gross	Gross	Net
Cost of	Unrealized	Unrealized	Unrealized
Investments	Appreciation	Depreciation	Gain/Loss
1,387,913	0	(46,720)	(46,720)

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses on security transactions.

AGILEX FUNDS
Principal Protected 100 Series I: Schedule of Investments
September 30, 2005 (unaudited)

	Face
	Amount	Value
Fixed Income Security - 95.21%
U.S. Treasury Security - 95.21%
U.S. Treasury Strips
0.00%, due 05/15/10
(Cost $977,304)	1,140,500	$945,631

	Number of Contracts
Option - 1.15%
Call Option - 1.15%
Nasdaq 100 Index Tracking Stock (QQQ)
January 2007, strike price @$30
(Cost $10,330)	10	11,400

Total Investments - 96.36%		957,031
(Cost $987,634)

Cash and other assets
less liabilities - 3.64%		36,115
TOTAL NET ASSETS — 100%		$993,146

Footnotes

The following information for the Funds is presented on an income tax basis as of September 30, 2005:

	Gross	Gross	Net
Cost of	Unrealized	Unrealized	Unrealized
Investments	Appreciation	Depreciation	Gain/Loss
987,634	1,070	(31,673)	(30,603)

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses on security transactions.

AGILEX FUNDS
Principal Protected 2000 Series I: Schedule of Investments
September 30, 2005 (unaudited)

	Face
	Amount	Value
Fixed Income Security - 89.91%
U.S. Treasury Security - 89.91%
U.S. Treasury Strips
0.00%, due 05/15/10
(Cost $642,039)	751,500	$623,096

	Number of Contracts
Option - 2.46%
Call Option - 2.46%
Russell 2000 Index
January 2007, strike price @$60
(Cost $18,795)	15	17,025

Total Investments - 92.37%		640,121
(Cost $660,834)

Cash and other assets
less liabilities - 7.63%		52,889
TOTAL NET ASSETS — 100%		$693,010

Footnotes

The following information for the Funds is presented on an income tax basis as of September 30, 2005:

	Gross	Gross	Net
Cost of	Unrealized	Unrealized	Unrealized
Investments	Appreciation	Depreciation	Gain/Loss
660,834	0	(20,712)	(20,712)

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses on security transactions.

AGILEX FUNDS
Principal Protected 400 Series I: Schedule of Investments
September 30, 2005 (unaudited)

	Face
	Amount	Value
Fixed Income Security - 87.77%
U.S. Treasury Security - 87.77%
U.S. Treasury Strips
0.00%, due 05/15/10
(Cost $651,963)	762,500	$632,217

	Number of Contracts
Options - 8.83%
Call Option - 6.46%
S&P Mid-Cap 400 Index
June 2006, strike price @$650
(Cost $45,415)	5	46,550

Put Option - 2.37%
S&P Mid-Cap 400 Index
December 2005, strike price @$720
(Cost $38,730)	10	17,050

Total Options		63,600
(Cost $84,415)

Total Investments - 96.60%		695,817
(Cost $736,108)

Cash and other assets
less liabilities - 3.40%		24,510
TOTAL NET ASSETS — 100%		$720,327

Footnotes

The following information for the Funds is presented on an income tax basis as of September 30, 2005:

	Gross	Gross	Net
Cost of	Unrealized	Unrealized	Unrealized
Investments	Appreciation	Depreciation	Gain/Loss
736,108	1,135	(41,426)	(40,291)

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses on security transactions.

AGILEX FUNDS
Principal Protected LS Series I: Schedule of Investments
September 30, 2005 (unaudited)

	Face
	Amount	Value
Fixed Income Security - 91.08%
U.S. Treasury Security - 91.08%
U.S. Treasury Strips
0.00%, due 05/15/10
(Cost $445,262)	521,000	$431,980

	Number of Contracts
Options - 7.04%
Call Option - 7.04%
S&P 500 Composite Stock Index
December 2006, strike price @$1,125
(Cost $36,346)	2	33,370

Total Investments - 98.12%		465,350
(Cost $481,608)

Cash and other assets
less liabilities - 1.88%		8,933
TOTAL NET ASSETS — 100%		$474,283

Footnotes

The following information for the Funds is presented on an income tax basis as of September 30, 2005:

	Gross	Gross	Net
Cost of	Unrealized	Unrealized	Unrealized
Investments	Appreciation	Depreciation	Gain/Loss
481,608	0	(16,258)	(16,258)

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses on security transactions.

AGILEX FUNDS
500 Protected Growth Fund II: Schedule of Investments
September 30, 2005 (unaudited)

	Face
	Amount	Value
Fixed Income Security - 76.24%
U.S. Treasury Security - 76.24%
U.S. Treasury Strips
0.00%, due 11/15/10
(Cost $866,490)	1,058,500	$862,603

	Number of Contracts
Options - 12.61%
Call Option - 7.37%
S&P 500 Composite Stock Index
December 2006, strike price @$1,125
(Cost $90,865)	5	83,425

Put Option - 5.24%
S&P 500 Composite Stock Index
December 2005, strike price @$1,350
(Cost $64,015)	5	59,250

Total Options		142,675
(Cost $154,880)

Total Investments - 88.85%		1,005,278
(Cost $1,021,370)

Cash and other assets
less liabilities - 11.15%		126,160
TOTAL NET ASSETS — 100%		$1,131,438

Footnotes

The following information for the Funds is presented on an income tax basis as of September 30, 2005:

	Gross	Gross	Net
Cost of	Unrealized	Unrealized	Unrealized
Investments	Appreciation	Depreciation	Gain/Loss
1,021,370	0	(16,092)	(16,092)

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses on security transactions.

AGILEX FUNDS
100 Protected Growth Fund II: Schedule of Investments
September 30, 2005 (unaudited)

	Face
	Amount	Value
Fixed Income Security - 89.30%
U.S. Treasury Security - 89.30%
U.S. Treasury Strips
0.00%, due 11/15/10
(Cost $810,365)	990,000	$806,781

	Number of Contracts
Option - 1.26%
Call Option - 1.26%
Nasdaq 100 Index Tracking Stock (QQQ)
January 2007, strike price @$30
(Cost $10,330)	10	11,400

Total Investments - 90.56%		818,181
(Cost $820,695)

Cash and other assets
less liabilities - 9.44%		85,287
TOTAL NET ASSETS — 100%		$903,468

Footnotes

The following information for the Funds is presented on an income tax basis as of September 30, 2005:

	Gross	Gross	Net
Cost of	Unrealized	Unrealized	Unrealized
Investments	Appreciation	Depreciation	Gain/Loss
820,695	1,070	(3,584)	(2,514)

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses on security transactions.

AGILEX FUNDS
400 Protected Growth Fund II: Schedule of Investments
September 30, 2005 (unaudited)
	Face
	Amount	Value
Fixed Income Security - 73.71%
U.S. Treasury Security - 73.71%
U.S. Treasury Strips
0.00%, due 11/15/10
(Cost $456,175)	557,500	$454,323

	Number of Contracts
Options - 10.32%
Call Option - 7.55%
S&P Mid-Cap 400 Index
June 2006, strike price @$650
(Cost $45,415)	5	46,550

Put Option - 2.77%
S&P Mid-Cap 400 Index
December 2005, strike price @$720
(Cost $38,730)	10	17,050

Total Options		63,600
(Cost $84,145)

Total Investments - 84.03%		517,923
(Cost $540,320)

Cash and other assets
less liabilities - 15.97%		98,402
TOTAL NET ASSETS — 100%		$616,325

Footnotes

The following information for the Funds is presented on an income tax basis as of September 30, 2005:

	Gross	Gross	Net
Cost of	Unrealized	Unrealized	Unrealized
Investments	Appreciation	Depreciation	Gain/Loss
540,320	1,135	(23,532)	(22,397)

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses on security transactions.

AGILEX FUNDS
2000 Protected Growth Fund II: Schedule of Investments
September 30, 2005 (unaudited)

	Face
	Amount	Value
Fixed Income Security - 80.94%
U.S. Treasury Security - 80.94%
U.S. Treasury Strips
0.00%, due 11/15/10
(Cost $457,395)	559,000	$455,546

	Number of Contracts
Option - 3.02%
Call Option - 3.02%
Russell 2000 Index
January 2007, strike price @$60
(Cost $18,795)	15	17,025

Total Investments - 83.96%		472,571
(Cost $476,190)

Cash and other assets
less liabilities - 16.04%		90,267
TOTAL NET ASSETS — 100%		$562,838

Footnotes

The following information for the Funds is presented on an income tax basis as of September 30, 2005:

	Gross	Gross	Net
Cost of	Unrealized	Unrealized	Unrealized
Investments	Appreciation	Depreciation	Gain/Loss
476,190	0	(3,619)	(3,619)

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses on security transactions.

AGILEX FUNDS
Total Index Protected Growth Fund II: Schedule of Investments
September 30, 2005 (unaudited)

	Face
	Amount	Value
Fixed Income Security - 79.23%
U.S. Treasury Security - 79.23%
U.S. Treasury Strips
0.00%, due 11/15/10
(Cost $2,878,842)	3,518,000	$2,866,924

	Number of Contracts
Options - 13.20%
Call Options - 9.22%
S&P 500 Composite Stock Index
December 2006, strike price @$1,125
(Cost $363,260)	20	333,700

Put Options - 3.98%
S&P Mid-Cap 400 Index
December 2005, strike price @$720	15	25,575

S&P 500 Composite Stock Index
December 2005, strike price @$1,350	10	118,500
Total Put Options (Cost $187,725)		144,075

Total Options		477,775
(Cost $550,985)

Total Investments - 92.43%		3,344,699
(Cost $3,429,827)

Cash and other assets
less liabilities - 7.57%		273,840
TOTAL NET ASSETS — 100%		$3,618,539

Footnotes

The following information for the Funds is presented on an income tax basis as of September 30, 2005:

	Gross	Gross	Net
Cost of	Unrealized	Unrealized	Unrealized
Investments	Appreciation	Depreciation	Gain/Loss
3,429,827	0	(85,128)	(85,128)

The difference between cost amounts for financial statement and federal aincome tax purposes is due primarily to timing differences in recognizing certain gains and losses on security transactions.

AGILEX FUNDS
LS Protected Growth Fund II: Schedule of Investments
September 30, 2005 (unaudited)

	Face
	Amount	Value
Fixed Income Security - 84.12%
U.S. Treasury Security - 84.12%
U.S. Treasury Strips
0.00%, due 11/15/10
(Cost $208,641)	254,000	$206,992

	Number of Contracts
Options - 13.56%
Call Options - 13.56%
S&P 500 Composite Stock Index
December 2006, strike price @$1,125
(Cost $36,346)	2	33,370

Total Investments - 97.68%		240,362
(Cost $244,987)

Cash and other assets
less liabilities - 2.32%		5,698
TOTAL NET ASSETS — 100%		$246,060

Footnotes

The following information for the Funds is presented on an income tax basis as of September 30, 2005:

	Gross	Gross	Net
Cost of	Unrealized	Unrealized	Unrealized
Investments	Appreciation	Depreciation	Gain/Loss
244,987	0	(4,625)	(4,625)

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses on security transactions.

AGILEX FUNDS
Total Index Growth Fund III: Schedule of Investments
September 30, 2005 (unaudited)

	Face
	Amount	Value
Fixed Income Security - 70.72%
U.S. Treasury Security - 70.72%
U.S. Treasury Strips
0.00%, due 05/15/11
(Cost $2,286,418)	2,926,000	$2,318,056

	Number of Contracts
Options - 14.58%
Call Options - 10.18%
S&P 500 Composite Stock Index
December 2006, strike price @$1,125
(Cost $363,260)	20	333,700

Put Options - 4.40%
S&P Mid-Cap 400 Index
December 2005, strike price @$720	15	25,575

S&P 500 Composite Stock Index
December 2005, strike price @$1,350	10	118,500
Total Put Options (Cost $187,725)		144,075

Total Options		477,775
(Cost $550,985)

Total Investments - 85.30%		2,795,831
(Cost $2,837,403)

Cash and other assets
less liabilities - 14.70%		481,703
TOTAL NET ASSETS — 100%		$3,277,534

Footnotes

The following information for the Funds is presented on an income tax basis as of September 30, 2005:

	Gross	Gross	Net
Cost of	Unrealized	Unrealized	Unrealized
Investments	Appreciation	Depreciation	Gain/Loss
2,837,403	31,638	(73,210)	(41,572)

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses on security transactions.

Item 2. Controls and Procedures.

(a)
The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers as appropriate to allow timely decisions regarding required disclosure.

(b)
There were no changes to the Registrant’s internal control over financial reporting (as defined in Rule 30a- 3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Agilex Funds

By /s/ Robert M. Gunville
  Robert M. Gunville, President

Date: November 2, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Robert M. Gunville
  Robert M. Gunville, President

Date: November 2, 2005

By /s/ Charles F. Fistel
  Charles F. Fistel, Chief Financial Officer

Date: November 2, 2005